Non-current deposits (Tables)	12 Months Ended
Mar. 31, 2015
Non-current deposits
Schedule of Non-Current Deposits

		March 31,
	Note	2014	2015	2015
		RMB	RMB	US$

Investment deposit	(i)	208,591	207,226	33,429
Deposit for machineries purchase		303	32	5

Total non-current deposits		208,894	207,258	33,434

Note:

(i)

During the year ended March 31, 2013, the Group signed a Letter of Intent with a third party for a potential acquisition of the equity interests in a company in the healthcare industry and the Group remitted a refundable earnest money deposit of US$33,660 (RMB207,226) to this third party and commenced the relevant work with respect to the investment opportunity. As of the date of this report, the project is still on-going.